Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	450,000,000	450,000,000
Ordinary shares, issued	[1]	15,231,387	14,707,073
Ordinary shares, outstanding	[1]	15,231,387	14,707,073
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	50,000,000	50,000,000
Ordinary shares, issued	[1]	16,816,692	16,816,692
Ordinary shares, outstanding	[1]	16,816,692	16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).